Stock Options Plan	12 Months Ended
Dec. 31, 2010
Stock Options Plan
6.  Stock Options Plan

Stock Incentive Plan

The Company has a Stock Incentive Plan (the "Plan").  Under the Plan, at December 31, 2010 and 2009, the Company had 4,000,000 and zero shares, respectively, reserved for the issuance of stock options to employees, officers, directors and outside advisors.  Under the Plan, the options may be granted to purchase shares of the Company's common equity at fair market value, as determined by the Company's Board of Directors, at the date of grant.

The Company has not issued options under the Stock Incentive Plan as of December 31, 2010 and 2009.